Equity - Issuance of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Proceeds from issuance of warrants, net of issuance costs	$ 72,406	$ 45,396	$ 0
2019 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	15.2
Exercise price per share (in USD per share)	$ 32.0560
Proceeds from issuance of warrants, net of issuance costs	$ 40,600
2021 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	10.6
Exercise price per share (in USD per share)	$ 32.0560
Proceeds from issuance of warrants, net of issuance costs	$ 28,300
2023 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	9.7
Exercise price per share (in USD per share)	$ 50.9664
Proceeds from issuance of warrants, net of issuance costs	$ 45,300
2024 Notes | Cash Convertible Notes
Class of Stock [Line Items]
Number of share warrants (in shares)	10.9
Exercise price per share (in USD per share)	$ 52.1639
Proceeds from issuance of warrants, net of issuance costs	$ 72,400